FAIR VALUE OF ASSETS AND LIABILITIES (Details) - COP ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Assets
Derivative financial instruments		$ 1,134,372		$ 1,677,970
Loans and advances to customers and financial institutions, net		152,244,991		145,125,575
Investment property		1,657,409	[1]	1,581,689
Total		203,908,211		196,261,044
Liabilities
Deposits by customers		131,959,215		124,624,011
Interbank deposits		1,084,591		341,856
Repurchase agreements and other similar secured borrowing	[2]	3,236,128		1,924,010
Derivative financial instruments		945,853		1,312,450
Borrowings from other financial institutions		13,822,152		18,905,843
Preferred shares		582,985		581,972
Debt securities in issue		19,648,714		18,704,809
Total		179,478,661		173,784,064
Carrying amount
Assets
Debt securities at fair value		10,701,855		8,537,562
Debt securities at amortized cost		4,157,568		3,134,919
Equity securities at fair value		1,517,830		1,388,172
Derivative financial instruments		1,134,372		1,677,970
Loans and advances to customers and financial institutions, net	[3]	152,244,991		145,125,575
Investment property		1,657,409		1,581,689
Invesments in associates and joint ventures		757,886		388,595
Equity securities - Assets held for sale		2,486		0
Total		172,174,397		161,834,482
Liabilities
Deposits by customers		131,959,215		124,624,011
Interbank deposits		1,084,591		341,856
Repurchase agreements and other similar secured borrowing		3,236,128		1,924,010
Derivative financial instruments		945,853		1,312,450
Borrowings from other financial institutions		13,822,152		18,905,843
Preferred shares		582,985		581,972
Debt securities in issue		19,648,714		18,704,809
Total		171,279,638		166,394,951
Fair Value
Assets
Debt securities at fair value		10,701,855		8,537,562
Debt securities at amortized cost		4,131,688		3,115,477
Equity securities at fair value		1,517,830		1,388,172
Derivative financial instruments		1,134,372		1,677,970
Loans and advances to customers and financial institutions, net	[3]	149,162,071		141,595,210
Investment property		1,657,409		1,581,689
Invesments in associates and joint ventures		757,886		388,595
Equity securities - Assets held for sale		2,486		0
Total		169,065,597		158,284,675
Liabilities
Deposits by customers		132,779,730		125,096,410
Interbank deposits		1,084,591		341,856
Repurchase agreements and other similar secured borrowing		3,236,128		1,924,010
Derivative financial instruments		945,853		1,312,450
Borrowings from other financial institutions		13,822,152		18,905,843
Preferred shares		662,999		565,676
Debt securities in issue		20,756,154		19,071,085
Total		$ 173,287,607		$ 167,217,330

[1]	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).
[2]	Total repo liabilities have maturities of less than 30 days.
[3]	The amount of COP 140,398,685 disclosed as the fair value of the line “Loans and advances to customers and financial institutions, net” in the Bank’s annual report in 2016 has been changed for COP 141,595,210 due to changes introduced in the methodology used by the Bank to estimate the fair value of the loan portfolio in the year 2017.